Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

7. Stock-based Compensation

Stock-based Compensation

The Company uses the Black-Scholes option-pricing model to determine the fair value of all its option grants. For valuing options granted during the three months ended March 31, 2015 and 2014, the following assumptions were used:

	For the Three Months Ended March 31,
	2015	2014
Risk-free interest rate	1.47 – 1.51%	2.73%
Expected volatility	90.10 – 91.16%	107.01%
Weighted average expected volatility	90.29%	107.01%
Expected lives (in years)	6.05 – 6.25	10.00
Expected dividend yield	0.00%	0.00%

The weighted average fair value of options granted during the three month periods ended March 31, 2015 and 2014 was $0.88 and $4.62, respectively.

The risk-free interest rate used for each grant was based upon the yield on zero-coupon U.S. Treasury securities with a term similar to the expected life of the related option. The Company’s expected stock price volatility assumption is based upon the volatility of a composition of comparable companies. The expected life assumption for employee grants was based upon the simplified method provided for under ASC 718 and the expected life assumption for non-employees was based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that the Company has never paid cash dividends and presently has no intention of paying cash dividends.

The following table summarizes the activity of Company’s stock option plan for the period from January 1, 2015 to March 31, 2015:

	Total Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2015	3,000,264	$3.39
Granted	79,000	1.18
Exercised	—	—
Cancelled	—	—

Balance at March 31, 2015	3,079,264	$3.33	7.67 years	$—

Exercisable at March 31, 2015	1,912,321	$3.40	7.40 years	$—

Stock-based compensation expense for the three months ended March 31, 2015 and 2014 was approximately $411,000 and $491,000, respectively. Of this, the Company recognized approximately $16,500 of income and $37,000 of expense related to non-employee stock options for the same respective periods.

Employee Stock Purchase Plan

The Company’s Employee Stock Purchase Plan (“ESPP”) allows employees to contribute a percentage of their cash earnings, subject to certain maximum amounts, to be used to purchase shares of the Company’s common stock on each of two semi-annual purchase dates. The purchase price is equal to 90% of the market value per share on either (a) the date of grant of a purchase right under the ESPP or (b) the date on which such purchase right is deemed exercised, whichever is lower. The maximum number of shares available for issuance pursuant to the ESPP is equal to 113,333 shares.

The Company uses the Black-Scholes option-pricing model to determine the fair value of the ESPP stock rights. For valuing stock rights issued during the three months ended March 31, 2015 and 2014, the following assumptions were used:

	For the Three Months Ended March 31,
	2015	2014
Risk-free interest rate	0.11%	0.09%
Expected volatility	82.72%	94.99%
Expected lives (in years)	0.50	0.50
Expected dividend yield	0.00%	0.00%

The weighted average fair value of stock rights issued during the three month periods ended March 31, 2015 and 2014 was $0.58 and $1.14, respectively.

The risk-free interest rate used was based upon the yield on zero-coupon U.S. Treasury securities with a term similar to the expected life of the related option. The Company’s expected volatility is based upon the volatility of a composition of comparable companies for the expected term. The expected life assumption was based upon the purchase period and the dividend yield assumption of zero is based upon the fact that the Company has never paid cash dividends and presently has no intention of paying cash dividends.

Of the total stock-based compensation expense recorded for the three months ended March 31, 2015 and 2014, the Company recognized $6,500 and $6,600 of expense related to the ESPP for the same respective periods.

9. Stock-Based Compensation

Stock Plans

On January 23, 2012, the Company’s Board of Directors and sole stockholder adopted the RXi Pharmaceuticals Corporation 2012 Long-Term Incentive Plan (the “2012 Incentive Plan”). Under the 2012 Incentive Plan, the Company may grant incentive stock options, nonqualified stock options, cash awards, stock appreciation rights, restricted and unrestricted stock and stock unit awards and other stock-based awards. The Company’s Board of Directors currently acts as the administrator of the Company’s 2012 Incentive Plan. The administrator has the power to select participants from among the key employees, directors and consultants of and advisors to the Company, establish the terms, conditions and vesting schedule, if applicable, of each award and to accelerate vesting or exercisability of any award.

As of December 31, 2014, an aggregate of 5,000,000 shares of common stock were reserved for issuance under the Company’s 2012 Incentive Plan, including 3,000,264 shares subject to outstanding common stock options granted under the 2012 Incentive Plan and 1,997,736 shares available for future grants. Each option shall expire within ten years of issuance. Stock options granted by the Company to employees generally vest as to 12.5% of the shares on the six-month and first anniversary of the grant date and 25% of the shares at the end of each successive three-year period until fully vested.

Stock-Based Compensation

The Company follows the provisions of ASC 718, which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options granted as consideration for services rendered by non-employees, the Company recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50, “Equity Based Payments to Non-Employees.” Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the requisite service period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the Company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair value of options granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants for the years ended December 31, 2014 and 2013, the following assumptions were used:

	Year ended December 31,
	2014	2013
Risk-free interest rate	1.60% - 2.73%	0.71% - 2.19%
Expected volatility	97.91% - 107.01%	74.53% - 107.30%
Weighted average expected volatility	101.52%	76.27%
Expected life (in years)	5.20 - 10.00	5.20 - 10.00
Expected dividend yield	0.00%	0.00%

The weighted-average fair value of options granted during the years ended December 31, 2014 and 2013 was $2.43 and $4.05 per share, respectively.

The risk-free interest rate used for each grant was based upon the yield on zero-coupon U.S. Treasury securities with a term similar to the expected life of the related option. The Company’s expected stock price volatility assumption is based upon the volatility of a composition of comparable companies. The expected life assumption for employee grants was based upon the simplified method provided for under ASC 718 and the expected life assumption for non-employees was based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that the Company has never paid cash dividends and presently has no intention of paying cash dividends.

The following table summarizes the option activity of the Company:

	Total Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2013	2,556,269	$3.47
Granted	443,995	2.96
Exercised	—	—
Cancelled	—	—

Balance at December 31, 2014	3,000,264	$3.39	7.86 years	$—

Exercisable at December 31, 2014	1,739,455	$3.39	7.60 years	$—

Stock-based compensation expense for the years ended December 31, 2014 and 2013 was approximately $1,846,000 and $1,979,000, respectively. Of this, the Company recognized approximately $81,000 and $43,000 of expense related to non-employee stock options for the same period. There is no income tax benefit as the Company is currently operating at a loss and an actual income tax benefit may not be realized.

The intrinsic value of stock options exercised was $2,000 for the year ended December 31, 2013. No options were exercised during the year ended December 31, 2014.

As of December 31, 2014, the compensation expense for all unvested stock options in the amount of approximately $2,700,000 will be recognized in the Company’s results of operations over a weighted average period of 2.02 years.

Employee Stock Purchase Plan

On June 7, 2013, the Compensation Committee approved an employee stock purchase plan (“ESPP”), which was subsequently approved by the Company’s stockholders at the Company’s 2014 Annual Meeting of Stockholders. The ESPP allows employees to contribute a percentage of their cash earnings, subject to certain maximum amounts, to be used to purchase shares of the Company’s common stock on each of two semi-annual purchase dates. The purchase price is equal to 90% of the market value per share on either (a) the date of grant of a purchase right under the ESPP or (b) the date on which such purchase right is deemed exercised, whichever is lower.

As of December 31, 2014, an aggregate of 113,333 shares of common stock were reserved for issuance under the Company’s ESPP, of which 43,780 shares of common stock have been issued under the ESPP and 69,553 shares are available for future issuances.

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of the ESPP stock rights. For stock rights issued in the years ended December 31, 2014 and 2013, the following assumptions were used:

	Year Ended December 31,
	2014	2013
Risk-free interest rate	0.06% - 0.09%	0.09%
Expected volatility	94.99% - 103.36%	88.68%
Weighted average expected volatility	100.39%	88.68%
Expected life (in years)	0.50	0.50
Expected dividend yield	0.00	0.00%

The weighted average fair value of stock purchase rights granted as part of the ESPP was $1.20 and $2.04 for the years ended December 31, 2014 and 2013.

The risk-free interest rate used was based upon the yield on zero-coupon U.S. Treasury securities with a term similar to the expected life of the related option. The Company’s expected volatility is based upon the volatility of a composition of comparable companies for the expected term. The expected life assumption was based upon the purchase period and the dividend yield assumption of zero is based upon the fact that the Company has never paid cash dividends and presently has no intention of paying cash dividends.

The Company recorded $28,800 and $10,200 of stock-based compensation expense for the year ended December 31, 2014 and 2013, respectively, related to the ESPP.